Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	$ 641.1	$ 634.8	$ 649.6
Less accumulated depreciation	487.4	479.2	481.4
Net	153.7	155.6	168.2
Land [Member]
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	6.7	6.6	7.6
Buildings [Member]
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	35.1	34.7	36.5
Machinery And Equipment [Member]
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	$ 599.3	$ 593.5	$ 605.5